Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 6,596,224	$ 1,351,364
Accounts receivable, net of allowances	1,512,055
Notes Receivables - Acquisition		3,000,000
Inventory	4,171,178
Prepaids and other current assets	7,048,574	8,678
Total Current Assets	19,328,031	4,360,042
EQUIPMENT:
Property, plant, and equipment, net	661,582	11,399
Long Term Receivable	2,209,050
Total Non-Current Assets	4,730,966	11,399
Total Assets	24,058,996	4,371,441
CURRENT LIABILITIES:
Bank Overdraft Facility	6,118,214
Notes Payable		4,000,000
Current maturities of long-term debt, bank
Accounts payable	175,808
Deferred tax liability	6,603
Other accrued liabilities	1,995,716	51,229
Total Current Liabilities	8,296,341	4,051,229
Other accrued liabilities-Non current
Total Liabilities	8,296,341	4,051,229
Commitments and contingencies
STOCKHOLDERS’ EQUITY:
Common Stock Value	16,911	5,389
Translation adjustment	(262,646)
Additional Paid in Capital	36,194,435	11,005,895
Accumulated other comprehensive income (loss)	899,917
Accumulated deficit	(21,085,962)	(10,691,071)
Total stockholders’ (deficit) equity	15,762,655	320,213	$ 141,326
Total liabilities and stockholders’ (deficit) equity	24,058,996	4,371,441
Avra Medical Robotics, Inc.
CURRENT ASSETS:
Cash and cash equivalents		1,351,364	405,774
Other prepaid expenses and deposit		8,678	2,291
Notes Receivables - Acquisition		3,000,000
Total Current Assets		4,360,042	408,065
EQUIPMENT:
Equipment		98,592	98,592
Accumulated depreciation		(87,193)	(78,050)
Total Equipment, net		11,399	20,542
Total Assets		4,371,441	428,607
CURRENT LIABILITIES:
Accounts payable			124,581
Accrued compensation
Accrued expenses		5,700	17,700
Accrued interest		45,529
Promissory notes
Total Current Liabilities		4,051,229	287,281
Commitments and contingencies
STOCKHOLDERS’ EQUITY:
Preferred stock, 5,000,000 shares authorized, $.0001 par value, non-issued or outstanding
Common Stock Value		5,389	3,785
Common stock Issuable, 0 and 4,265,295 shares, $.0001 par value at December 31, 2022 and December 31, 2021, respectively			458,519
Additional Paid in Capital		11,005,895	8,183,082
Treasury stock			(26,000)
Accumulated deficit		(10,691,071)	(8,478,060)
Total stockholders’ (deficit) equity		320,213	141,326
Total liabilities and stockholders’ (deficit) equity		4,371,441	428,607
Related Party
EQUIPMENT:
Loans & Advances ( Related Party)	$ 1,860,333
Related Party | Avra Medical Robotics, Inc.
CURRENT LIABILITIES:
Notes payable - related party		$ 4,000,000	$ 145,000